Submission	Oct. 07, 2025
Submission [Line Items]
Central Index Key	0001697500
Registrant Name	Solaris Energy Infrastructure, Inc.
Registration File Number	333-290735
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A